Reconciliation of Financial Statements to Form 5500 - Summary of Reconciliation of Change in Net Assets Available for Benefits Per the Form 5500 (Details) - EBP 014 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase in net assets available for benefits per the financial statements	$ 9,096,095
Amounts allocated to withdrawing participants at December 31, 2025	(764,393)	$ (1,552)
Amounts allocated to withdrawing participants at December 31, 2024	1,552
Change in net assets available for benefits per the Form 5500	$ 8,333,254